Intangible Assets and Goodwill (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Jul. 03, 2011	Apr. 03, 2011	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Intangible Assets and Goodwill (Textual)
Increase in purchased in-process research and development		$ 1,000,000,000
Increase in patents and trademarks		700,000,000
Purchased in process research and development to amortizable intangibles to reflect commercialization	1,000,000,000
Weighted average amortization periods for patents and trademarks			17 years
Weighted average amortization periods for other Intangible assets			26 years
Amortization expense of amortizable intangible assets			852,000,000	748,000,000	675,000,000
Estimated amortization expense per year			$ 840,000,000